Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Schedule of accounts receivable, net

	As of
	December 31,
	2024	2025
	RMB	RMB
Accounts receivable	178,274	131,528
Less: Allowance for credit losses	(35,242)	(38,024)
Accounts receivable, net	143,032	93,504

Schedule of movements in the allowance for credit losses

	For the Year
	Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	(32,866)	(34,329)	(35,242)
Additions	(1,882)	(2,918)	(3,437)
Reversals	377	1,932	655
Write offs	42	73	—
Balance at end of the year	(34,329)	(35,242)	(38,024)